Intangible assets net (Details 1) - Intangible Assets [Member] - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Remainder of fiscal 2024	$ 226
Fiscal 2025	452
Fiscal 2026	452
Fiscal 2027	452
Fiscal 2028	452
Thereafter	907
Intangible assets, net	$ 2,941	$ 3,060